Net Loss Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Earnings Per Share [Abstract]
Net Loss Per Share
12. Net Loss Per Share
The net loss and the weighted average number of shares of common stock and pre-funded
warrants used in computing basic and diluted net loss per share for the three months ended March 31, 2026 and 2025, are as follows (in thousands, except share and per share data):

	Three Months Ended March 31,
	2026	2025
Numerator:
Net loss	$(3,754)	$(1,709)
Denominator:
Weighted average number of shares of common stock and pre-funded warrants used in computing net loss per share, basic and diluted	4,382,731	345,958

Net loss per share, basic and diluted	$(0.86)	$(4.94)

The following potentially dilutive securities have been excluded from the computation of diluted weighted average shares outstanding as their effect would be anti-dilutive:

	Three Months Ended March 31,
	2026	2025
Options to purchase common stock	879,373	27,038
Restricted stock units, unvested portion	2,339	7,020
Restricted stock awards, unvested portion	14,381	20,906
Common warrants	50,402	50,402

Total potential common stock equivalents	946,495	105,366

The outstanding
pre-funded
warrants are exercisable for only a de minimis cash consideration with no substantive exercise contingencies, accordingly, the Company included pre-funded
warrants in the weighted average shares outstanding for both basic and diluted EPS calculations.

12. Net Loss Per Share
The loss and the weighted average number of shares of common stock and pre-funded
warrants used in computing basic and diluted net loss per share for the years ended December 31, 2025, 2024, and 2023, are as follows (in thousands, except share and per share data):

	Year ended December 31,
	2025	2024	2023
Numerator:
Net loss	$(5,995)	$(3,143)	$(17,054)
Denominator:
Weighted average number of shares of common stock and pre-funded warrants used in computing net loss per share, basic and diluted	1,122,495	341,708	233,670

Net loss per share, basic and diluted	$(5.34)	$(9.20)	$(72.98)

The following potentially dilutive securities have been e
xclu
ded from the computation of diluted weighted average shares outstanding as their effect would be anti-dilutive:

	Year ended December 31,
	2025	2024	2023
Options to purchase common stock	903,149	27,412	28,686
Restricted stock units	4,318	4,318	6,818
Restricted stock awards	15,681	20,909	—
Warrants	50,402	50,402	36,767

Total potential common stock equivalents	973,550	103,041	72,271

The outstanding
pre-funded
warrants are exercisable for only a de minimis cash consideration with no substantive exercise contingencies, accordingly, the Company included pre-funded
warrants in the weighted average shares outstanding for both basic and diluted EPS calculations.